Capital Link

NextGen Vehicles & Technology ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 98.6%
Belgium — 1.2%
Umicore	2,248	$132,775

Canada — 4.0%
First Quantum Minerals	8,022	173,810
Linamar	1,408	79,086
Magna International	2,192	185,593

		438,489

Chile — 0.9%
Sociedad Quimica y Minera de Chile ADR	1,930	103,448

China — 5.5%
Baidu ADR*	1,766	500,590
NIO ADR*	2,156	98,702

		599,292

France — 5.2%
Airbus	2,106	245,171
Faurecia	1,182	61,420
Renault	3,635	163,801
Valeo	2,500	88,729

		559,121

Germany — 11.4%
Continental	2,084	300,764
Daimler	5,359	430,939
Infineon Technologies	4,899	214,071
Siemens	1,850	287,383

		1,233,157

Hong Kong — 7.6%
BAIC Motor, Cl H	149,000	53,397
BYD, Cl H	7,500	190,658
Geely Automobile Holdings	33,000	107,202
Great Wall Motor, Cl H	39,500	114,823
Guangzhou Automobile Group, Cl H	90,000	83,534
MMG*	120,000	75,644
Sinotruk Hong Kong	23,500	74,977
Zijin Mining Group, Cl H	80,000	118,597

		818,832

Japan — 20.3%
Denso	4,400	263,818
Honda Motor	12,200	333,399
Nidec	2,500	317,252
Panasonic	15,400	197,378
Renesas Electronics*	6,600	72,418
Rohm	500	49,136
Sumitomo Chemical	14,500	70,091
Sumitomo Metal Mining	1,800	86,874
TDK	500	71,522
Toray Industries	14,600	95,461
Toyota Motor	5,000	369,486
Toyota Tsusho	2,400	100,469
Yaskawa Electric	3,400	169,777

		2,197,081

Description	Shares	Fair Value
Russia — 0.9%
Yandex, Cl A*	1,490	$95,338

South Korea — 7.0%
Hyundai Mobis	675	182,043
Hyundai Motor	928	195,760
Kia Motors	1,963	138,729
Samsung Electro-Mechanics	509	85,853
Samsung SDI	266	159,576

		761,961

Sweden — 1.5%
Autoliv	611	54,990
Veoneer(A)*	3,776	103,765

		158,755

Switzerland — 4.6%
ABB	12,128	349,921
STMicroelectronics	3,842	149,182

		499,103

United States — 28.5%
Communication Services— 3.9%
Alphabet, Cl A*	211	426,623

Consumer Discretionary— 6.7%
Aptiv PLC	1,236	185,202
Luminar Technologies(A)*	3,261	88,471
Tesla*	673	454,612

		728,285

Information Technology— 16.6%
Advanced Micro Devices*	2,095	177,048
Ambarella*	873	98,204
Intel	6,326	384,494
Marvell Technology Group	3,124	150,827
MaxLinear, Cl A*	2,981	118,554
NVIDIA	584	320,371
NXP Semiconductors	913	166,668
ON Semiconductor(A)*	2,710	109,132
Skyworks Solutions	1,523	270,820

		1,796,118

Materials— 1.3%
Albemarle	456	71,687
FMC	710	72,200

		143,887

		3,094,913

Total Common Stock (Cost $8,800,272)		10,692,265

MONEY MARKET — 1.3%
JPMorgan U.S. Government Money Market Fund, Class I, 0.03%(B)	135,436	135,436

Total Money Market (Cost $135,436)		135,436

Capital Link

NextGen Vehicles & Technology ETF

Schedule of Investments

February 28, 2021 (Unaudited)

Description	Par Amount	Fair Value
REPURCHASE AGREEMENT — 1.7%(C)(D)
RBC Dominion Securities 0.030%, dated 02/26/2021 to be repurchased on 03/01/2021, repurchase price $189,351 (collateralized by U.S. Treasury and Government obligations, ranging in par value $0 - $41,002, 0.000% - 7.000%, 03/16/2021 – 04/01/2053; with total market value $193,137)	$189,350	$189,350

Total Repurchase Agreement (Cost $189,350)		189,350

Total Investments - 101.6% (Cost $9,125,058)		$11,017,051

Percentages are based on Net Assets of $10,839,123.

*	Non-income producing security.
(A)	Certain securities or partial positions of certain securities are on loan at February 28, 2021. The total market value of securities on loan at February 28, 2021 was $282,284.
(B)	The rate reported is the 7-day effective yield as of February 28, 2021.
(C)	Tri-Party Repurchase Agreement.
(D)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of February 28, 2021 was $189,350.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a list of the inputs used as of February 28, 2021 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$10,692,265	$—	$—	$10,692,265
Money Market	135,436	—	—	135,436
Repurchase Agreement	—	189,350	—	189,350

Total Investments in Securities	$10,827,701	$189,350	$—	$11,017,051

For the period ended February 28, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

INN-QH-002-0700